Income Taxes (Details 3) (State, USD $)	Dec. 31, 2012
State
Net operating loss carry forwards
Net operating losses	$ 545,100,000
State Net Operating Losses
2013	40,220,000
2014	7,780,000
2015	9,513,000
2016	8,525,000
Thereafter through 2032	479,046,000
Gross Valuation Allowance
2013	40,054,000
2014	6,247,000
2015	8,334,000
2016	8,302,000
Thereafter through 2032	$ 339,030,000